Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 17,155	$ 120,768
Accounts receivable, net		820
Inventory, net		28,753
Prepaid expenses and other current assets	220,579	362,138
Deposit	9,282	9,494
TOTAL CURRENTS ASSETS	247,016	521,973
TOTAL PROPERTY AND EQUIPMENT, NET	16,716	12,690
OTHER ASSETS
Website, net	124,548	106,311
Prepaid expenses	18,750	93,750
Trademarks	1,475	825
TOTAL OTHER ASSETS	144,773	200,886
TOTAL ASSETS	408,505	735,549
CURRENT LIABILITIES
Accounts payable and accrued expenses	164,145	65,591
Accrued salary officers	242,537	92,339
Liquidated damages	14,800
Convertible note payable - related party	40,000
TOTAL LIABILITIES	461,482	157,930
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS EQUITY / (DEFICIT)
Preferred stock, $0.01 par value, 5,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.01 par value, 400,000,000 shares authorized, 79,570,870 and 77,140,870 shares issued and outstanding, respectively as of June 30, 2012 and December 31, 2011	795,709	771,409
Additional paid in capital	1,411,444	637,800
Accumulated deficit	(2,260,130)	(831,590)
TOTAL STOCKHOLDERS EQUITY / (DEFICIT)	52,977	577,619
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY / (DEFICIT)	$ 408,505	$ 735,549